UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2005

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		August 11, 2005











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $133,052 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Acacia Research Common  003881307     2,050    432,500    Sole   n/a     none
Alion Health    Common  019615103     2,734    166,668    Sole   n/a     none
Aptimus         Common  03833V108     2,393    122,027    Sole   n/a     none
ATP Oil & Gas   Common  00208J108    13,840    591,450    Sole   n/a     none
Axesstel Inc    Common  05459T101       364    106,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       180    239,595    Sole   n/a     none
Calfrac Well Sv Common  129584108     8,469    273,200    Sole   n/a     none
Cash Systems    Common  14756B102     2,888    350,000    Sole   n/a     none
Cititrends      Common  17306X102       362     20,000    Sole   n/a     none
Collegiat Pac   Common  194589206     7,072    686,600    Sole   n/a     none
Crew Energy     Common  2265533107    1,395    100,000    Sole   n/a     none
Durect          Common  266605104     1,083    212,800    Sole   n/a     none
Dwango Wireless Common  267405108       971    714,285    Sole   n/a     none
Energy Partners Common  29270U105     3,793    144,700    Sole   n/a     none
Fairquest       Common  305661100       283     40,990    Sole   n/a     none
Flex Solutions  Common  33938T104       706    145,600    Sole   n/a     none
Flow Int'l      Common  343468104     2,575    403,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103    13,395    350,000    Sole   n/a     none
General Elec.   Pref    369622485       185      7,400    Sole   n/a     none
Genius Products Common  37229R206       871    405,000    Sole   n/a     none
GMX Resources   Common  38011M108     1,597    111,000    Sole   n/a     none
Health Extra    Common  422211102     4,827    240,500    Sole   n/a     none
Hythiam         Common  44919F104       885    158,000    Sole   n/a     none
Immucor         Common  452526106     6,260    216,250    Sole   n/a     none
Immtech Int'l   Common  452519101       526     47,750    Sole   n/a     none
Informatica     Common  45666Q102     2,433    290,000    Sole   n/a     none
Jupiter Media   Common  48207D101     1,220     71,193    Sole   n/a     none
Kinetic Concept Common  49460W208     2,592     43,200    Sole   n/a     none
KKR Financial   Common  482476306        63      2,500    Sole   n/a     none
Knot, Inc.      Common  499184109     1,330    200,000    Sole   n/a     none
Laserscope      Common  518081104     5,491    132,500    Sole   n/a     none
Life Cell       Common  531927101       711     45,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria Health   Common  576817209     4,370    135,600    Sole   n/a     none
MediaBay        Common  58446J108     1,927  3,636,363    Sole   n/a     none
Nurometrix      Common  641255104     2,392    119,400    Sole   n/a     none
NuVasive        Common  670704105     1,114     67,000    Sole   n/a     none
Orange 21       Common  685317109       385     75,000    Sole   n/a     none
Photomedix      Common  719358103       681    300,000    Sole   n/a     none
Pioneer Drill   Common  723655106     1,579    103,500    Sole   n/a     none
Points Int'l    Common  730843109       927   1,194,696   Sole   n/a     none
Progresive Game Common  59862K108     9,608    652,500    Sole   n/a     none
Psychicatric Sl Common  74439H108     6,064    124,500    Sole   n/a     none
Real Networks   Common  75605L104       998    201,300    Sole   n/a     none
Regency Centers Pref    758849400       128      5,000    Sole   n/a     none
Saxon Energy    Common  805566106     1,248    320,000    Sole   n/a     none
Scientific Game Common  80874P109     4,419    164,100    Sole   n/a     none
SLM Corp        Pref    78442P403       146      6,000    Sole   n/a     none
Tasker Capital  Common  87652D109       650    200,000    Sole   n/a     none
Tele & Data Sys Pref    879433852       224      9,000    Sole   n/a     none
Vornado Realty  Pref    929042885       172      7,000    Sole   n/a     none
Workstream      Common  981402100     1,476    821,150    Sole   n/a     none